SCHEDULE OF NONVESTED SHARE OPTION (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity Incentive Plan
Number of nonvested share options	452,875	494,105
Weighted average grant date fair value	$ 10.89	$ 10.80
Shares options granted	0	45,565
Weighted average grant date fair value, granted		$ 11.80
Nonvested share options, vested	(66,737)	(86,665)
Weighted average grant date fair value, vested	$ 10.92	$ 10.89
Nonvested share options, canceled/expired	(3,079)	(130)
Weighted average grant date fair value, cancelled		$ 10.30
Number of nonvested share options	382,729	452,875
Weighted average grant date fair value	$ 10.87	$ 10.89
Weighted average exercise price	$ 0.80
Weighted average remaining contractual life years	8 years 1 month 17 days	8 years 10 months 17 days
Aggregate intrinsic value	$ 5,396,007
Weighted average grant date fair value, vested	$ 0.79
Weighted average remaining contractual life years, vested	8 years 1 month 24 days
Aggregate intrinsic value, value	$ 190,042
Weighted average grant date fair value, canceled/expired	$ 0.76
Weighted average grant date fair value, canceled/expired	12.38
Weighted average exercise price	$ 0.80	$ 0.80
Aggregate intrinsic value	$ 1,088,571	$ 5,396,007